The following is a supplement to your Allstate Variable Annuities (Allstate Variable

Annuity – B Share and Allstate Variable Annuity - L Share) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-256-9392.

                                Allstate Life Insurance Company of New York

                                Allstate Life of New York Separate Account A

                                        Supplement, dated October 17, 2005

                                                               to the

                                        Prospectus dated April 30, 2005 for

                                          The Allstate Variable Annuities

     (Allstate Variable Annuity – B Share and Allstate Variable Annuity - L Share)

This supplement amends the above-referenced prospectus for the Allstate Variable

Annuity – B Share and the Allstate Variable Annuity - L Share variable annuity contracts

(the "Contracts"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The purpose of this supplement is (1) to correct a typographical error for two Variable

Sub-Accounts listed under the SureIncome Withdrawal Benefit Option and (2) to describe a change to the administrative expense charge for Contracts issued on or after

January 1, 2005 and prior to October 17, 2005, and for Contracts issued on or after

October 17, 2005.

Page 4: Replace the section under the heading "Overview of Contracts" with the following:

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

•

The Allstate Variable Annuity – B Share Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

•

The Allstate Variable Annuity - L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

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* The administrative expense charge may be increased, but will never exceed 0.35%.

Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before

January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Page 6: Replace the first bulletpoint under the subheading "All Contracts" under the heading "The Contracts at a Glance" with the following:

Annual administrative expense charge of 0.19% for Contracts issued before January 1,

2005 and for Contracts issued on or after October 17, 2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is 0.19%;

up to 0.35% for future Contracts).

Page 11: Replace the section under the subheading "Variable Account Annual

Expenses" under the heading “Expense Table” starting with the expense charge table with the following:

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity – B Share	1.10%	0.19%	1.29%
Allstate Variable Annuity - L Share	1.50%	0.19%	1.69%

*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17,

2005 and thereafter, the administrative expense charge applied to such Contracts is

0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	0.20% (up to 0.30% for Options added in the future)

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If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity – B Share	1.30%	0.19%	1.49%
Allstate Variable Annuity - L Share	1.70%	0.19%	1.89%

*As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is

0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005;

effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Page 17: Replace "Example 1" under the heading “Expense Table” with the following:

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with an annual administrative expense charge of 0.19%), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

•	elected the MAV Death Benefit Option; and

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•	elected RIG 2 (assuming Income Base A); and

•	elected the Spousal Protection Benefit (Co-Annuitant) Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

Page 17: Replace the expense example table under the subheading "Example 1" under the heading “Expense Table” with the following:

Example 1

The first line of the example assumes that the maximum fees and expenses of any of the
Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

	Allstate Variable Annuity				Allstate Variable Annuity-L Share

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Costs Based on Maximum Annual Portfolio Expenses	$1,057	$1,823	$2,607	$4,818	$1,013	$1,516	$2,541	$5,154

Costs Based on Minimum Annual Portfolio Expenses	$898	$1,356	$1,843	$3,376	$854	$1,053	$1,790	$3,770

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Page 17: Replace the expense example table under the subheading “Example 2” under the heading “Expense Table” with the following:

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	Allstate Variable Annuity				Allstate Variable Annuity-L Share

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Costs Based on Maximum Annual Portfolio Expenses	$462	$1,398	$2,352	$4,818	$503	$1,516	$2,541	$5,154

Costs Based on Minimum Annual Portfolio Expenses	$303	$931	$1,588	$3,376	$344	$1,053	$1,790	$3,770

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Preferred Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option, RIG 2 and that Income Base A is applied, and the Spousal Protection Benefit (Co-Annuitant) Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

Page 18: Replace the last paragraph under the heading “Financial Information” with the following:

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1,
2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

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Page 34: Remove the twelfth Variable Sub-Account listed in the Available category and add it to the Variable Sub-Accounts listed in the Excluded category under the subheading

“Model Portfolio Option 1 ” under the subheading “SureIncome Withdrawal Benefit

Option” under the heading “Contract Value”:

                                                          Excluded

AIM V.I. Mid Cap Core Equity – Series II Sub-Account (1)

Page 34: Remove the sixth Variable Sub-Account listed in the Excluded category and add it to the Variable Sub-Accounts listed in the Available Category under the subheading “Model Portfolio Option 1 ” under the subheading “SureIncome

Withdrawal Benefit Option” under the heading “Contract Value”:

                                                          Available

Morgan Stanley VIS S&P 500 Index – Class Y Sub-Account

Page 47: Replace the first sentence in the first paragraph under the subheading

"Administrative Expense Charge" under the heading "Expenses" with the following three sentences:

For Contracts issued before January 1, 2005 and for Contracts issued on or after October

17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and

thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-

Accounts.

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